Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Preferred Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share	$ 5.00	$ 5.00
Common Stock, Shares Authorized	60,000,000	35,000,000
Common Stock, Shares, Issued	29,308,379	25,244,113
Common Stock, Shares, Outstanding	28,630,206	24,565,940
Series D Preferred Stock [Member]
Preferred Stock, Shares Outstanding	3,517,061	3,516,896
Preferred Stock, Shares Issued	3,517,061	3,516,896
Series E Preferred Stock [Member]
Preferred Stock, Shares Outstanding	4,745,947	4,743,708
Preferred Stock, Shares Issued	4,745,947	4,743,708
Series F Preferred Stock [Member]
Preferred Stock, Shares Outstanding	6,747,147	6,741,259
Preferred Stock, Shares Issued	6,747,147	6,741,259
Series G Preferred Stock [Member]
Preferred Stock, Shares Outstanding	459,286	459,286
Preferred Stock, Shares Issued	459,286	459,286